Financing Receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Financing Receivables, net
Schedule of financing receivables
	Principal	Interest	Total
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Increase in accrued interest	-	626,061	626,061
Principal and interest derecognized	(40,695,652)	(6,010,435)	(46,706,087)
Foreign currency translation adjustment	623,316	82,471	705,787
Balance as of December 31, 2025	$-	$-	$-
Allowance for credit losses			-
Financing receivables, net			$-

	Principal	Interest	Total
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Increase in accrued interest	-	1,840,722	1,840,722
Foreign currency translation adjustment	(1,125,427)	(124,067)	(1,249,494)
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Allowance for credit losses			(2,268,712)
Financing receivables, net			$43,105,527

Schedule of allowance for credit losses
	December 31,	December 31,
	2025	2024
Balance at beginning of year	$2,268,712	$2,239,151
Change in allowance for credit losses	(2,304,001)	92,036
Foreign currency translation adjustment	35,289	(62,475)
Balance at end of year	$-	$2,268,712